F2 Financial income and expenses	12 Months Ended
Dec. 31, 2022
Finance Income And Expenses [Abstract]
F2 Financial income and expenses

Financial income and expenses

Financial income and expenses

	2022	2021	2020

Contractual interest on financial assets	717	360	665

of which on financial assets at amortized cost	251	148	148

Net revaluation gains and losses on financial assets	(146)	10	(103)

Other financial income	207	321	131

Financial income	778	691	693

Contractual interest on financial liabilities	(972)	(525)	(873)

of which on financial liabilities at amortized cost	(128)	(41)	(152)

Net revaluation gains and losses on financial liabilities	379	67	9

Lease interest expense	(464)	(426)	(490)

Net interest on pension liabilities 1)	(361)	(262)	(262)

Other financial expenses	(512)	(528)	(500)

Financial expenses	(1,930)	(1,674)	(2,116)

Net foreign exchange gains/losses	(1,259)	(1,547)	827

Financial income and expenses, net	(2,411)	(2,530)	(596)

Net gains and losses on financial instruments exclude effect of foreign exchange translations:

Financial instruments at fair value through profit or loss 2)	(2,552)	(534)	(257)

Financial liabilities designated at fair value through profit or loss	2,847	404	(121)

1)	Includes gains or losses on plan settlement.

2)
Excludes net loss from revaluation of customer finance receivables of SEK 15 million (net gain of SEK 350 million in 2021 and net loss of SEK 262 million in 2020), reported as Selling and administrative expenses, and net loss on revaluation of investments in shares and participations of SEK 205 million (net gain of SEK 784 million in 2021 and net gain of SEK 12 million in 2020) reported as Other operating income or expenses.